Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Deposits in banks and other financial institution	¥ 1,173	¥ 1
Cash at bank and other financial institution and on hand	18,716	21,455
Cash and cash equivalents in the consolidated statement of financial position	¥ 19,889	¥ 21,456	¥ 25,419	¥ 1,849